RESTATEMENT (Tables)	12 Months Ended
Dec. 31, 2025
PRIMEGEN US, INC. [Member]
SCHEDULE OF RESTATEMENT FINANCIAL STATEMENTS

Following is the impact of the aforementioned restatement.

	2025			2024
	Originally Stated	Impact of Restatement	Restated	Originally Stated	Impact of Restatement	Restated

Balance Sheet
Operating right-of-use asset	$88,543	$328,720	$417,263	$123,961	$460,208	$584,169
Total assets	1,470,243	328,720	1,798,963	4,476,290	460,208	4,936,498

Additional paid-in capital	32,029,556	525,952	32,555,508	28,513,560	525,952	29,039,512
Accumulated deficit	(32,132,757)	(197,232)	(32,329,989)	(25,498,949)	(65,744)	(25,564,693)
Total stockholders’ equity	(101,974)	328,720	226,746	3,015,815	460,208	3,476,023
Total liabilities and stockholders’ equity	1,470,243	328,720	1,798,963	4,476,290	460,208	4,936,498

Statement of Operations
General and administrative	2,838,339	131,488	2,969,827	10,035,381	65,744	10,101,125
Total operating expenses	6,380,498	131,488	6,511,986	14,024,289	65,744	14,090,033
Loss from operations	6,380,498	131,488	6,511,986	14,024,289	65,744	14,090,033
Loss before provision for income taxes	(6,633,008)	(131,488)	(6,764,496)	(14,078,184)	(65,744)	(14,143,928)
Net loss	(6,633,808)	(131,488)	(6,765,296)	(14,078,984)	(65,744)	(14,144,728)

Statement of Cash Flows
Net loss	(6,633,808)	(131,488)	(6,765,296)	(14,078,984)	(65,744)	(14,144,728)
Amortization of right of use asset	35,418	131,488	166,906	110,620	65,744	176,364